OPPENHEIMER DISCIPLINED VALUE FUND
                      Supplement dated June 12, 2000 to the
            Statement of Additional Information dated February 28, 2000

The Statement of Additional Information is revised as follows:

1. The biographical information for Peter Antos, Michael Strathearn and Kenneth White is deleted and the following biographical information is added in the subsection titled "Directors and Officers of the Fund" on page 32, directly above the biographical information for Andrew J. Donohue:

      Charles  Albers,  Vice President and Portfolio  Manager,  Age 59
      Two World Trade  Center,  New York,  New York  10048-0203
      Senior Vice President of the Manager (since April 1998); a Certified Financial Analyst; formerly a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (since 1972).

      Nikolaos D. Monoyios, Vice President and Portfolio Manager, Age 50 Two World Trade Center, New York, New York 10048-0203
      Vice President of the Manager (since April 1998); a Certified Financial Analyst; formerly a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (since 1979).


























June 12, 2000                                                       PX0375.003

                       OPPENHEIMER DISCIPLINED VALUE FUND
                      Supplement dated June 12, 2000 to the
                       Prospectus dated February 28, 2000

The Prospectus is changed as follows:

1. The section entitled "Portfolio Managers" on page 11 is replaced by the following paragraph:

      Portfolio Managers. The portfolio managers of the Fund are Charles Albers and Nikolaos Monoyios. Mr. Albers is a Senior Vice President of the Manager and Mr. Monoyios is a Vice President of the Manager. Prior to joining the Manager in April 1998, Messrs. Albers and Monoyios were portfolio managers at Guardian Investor Services (from 1972 and 1979, respectively), the investment management subsidiary of The Guardian Life Insurance Company.

 .















June 12, 2000                                                 PS0375.008

                     OPPENHEIMER DISCIPLINED ALLOCATION FUND
                      Supplement dated June 12, 2000 to the
            Statement of Additional Information dated February 28, 2000

The Statement of Additional Information is revised as follows:

1. The biographical information for Peter Antos, Stephen Libera, Michael Strathearn, Kenneth White and Arthur Zimmer is deleted and the following biographical information is added in the subsection titled "Directors and Officers of the Fund" on page 36, directly above the biographical information for Andrew J. Donohue:

      John Kowalik, Vice President and Portfolio Manager, Age 43
      Two World Trade Center, 34th Floor, New York, New York 10048-0203 Senior Vice President of the Manager (since July 1998); an officer of
      other  Oppenheimer  funds;   formerly  Managing  Director  and  Senior
      Portfolio Manager at Prudential Global Advisors (1989 - June 1998).

      Alan Gilston, Vice President and Portfolio Manager, Age 42
      Two World Trade Center, New York, New York 10048-0203
      Vice President of the Manager (since September 1997); an officer of other Oppenheimer funds; prior to joining the Manager in September 1997, he was a Vice President and portfolio manager at Schroder Capital Management International, Inc. (from August 1987 - September 1997).


























June 12, 2000                                                       PX0205.004

                     OPPENHEIMER DISCIPLINED ALLOCATION FUND
                      Supplement dated June 12, 2000 to the
                       Prospectus dated February 28, 2000

The Prospectus is changed as follows:

1. The section entitled "Portfolio Managers" on page 13 is replaced by the following paragraphs:

      Portfolio Managers. The portfolio managers of the Fund are John Kowalik and Alan Gilston. Mr. Kowalik is a Senior Vice President of the Manager and Mr. Gilston is a Vice President of the Manager.

      Prior to joining the Manager in July 1998, Mr. Kowalik was managing director and senior portfolio manager for Prudential Investments Global Advisors (1989 - June 1998). Before joining the Manager in September 1997, Mr. Gilston was a vice president and portfolio manager at Schroder Capital Management International, Inc. (1987 - August 1997).
















June 12, 2000                                                 PS0205.009